AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 2008.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 191	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 193	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485.

☒           on July 18, 2008 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s  Post-Effective Amendment No. 81 to its Registration Statement until July 18, 2008. Post-Effective Amendment No. 81 to the Trust’s Registration Statement relates to the PowerShares Dynamic Brand Name Products Portfolio, which was created pursuant to Post-Effective Amendment No. 17 to the Trust’s Registration Statement filed on December 3, 2004.  The effectiveness of the Registration Statement was delayed pursuant to Post-Effective Amendment Nos. 19, 21, 23, 24, 25, 27, 30, 31, 33, 34, 36, 37, 39, 41, 44, 46, 47, 48, 51, 56, 59, 63, 65, 67, 69, 70, 71, 72, 74, 76, 77, 78, 80, 81, 90, 98, 103, 105, 108, 111, 116, 119, 122, 127, 128, 131, 134, 138, 142, 145, 148, 156, 158, 163, 167, 172, 178 and 187 to the Trust’s Registration Statement filed on February 23, 2005, February 25, 2005, March 24, 2005, April 22, 2005, May 6, 2005, May 13, 2005, June 10, 2005, June 22, 2005, June 23, 2005, July 11, 2005, July 25, 2005, August 8, 2005, August 22, 2005, August 25, 2005, August 29, 2005, September 12, 2005, September 13, 2005, September 14, 2005, September 30, 2005, October 25, 2005, November 18, 2005, December 2, 2005, December 29, 2005, January 27, 2006, February 24, 2006, March 24, 2006, April 21, 2006, May 19, 2006, June 16, 2006, July 14, 2006, July 21, 2006, July 28, 2006, August 4, 2006, August 11, 2006, October 10, 2006, November 9, 2006, December 1, 2006, December 20, 2006, January 10, 2007, January 31, 2007, February 20, 2007, March 20, 2007, April 19, 2007, May 18, 2007, June 15, 2007, July 13, 2007, August 10, 2007, September 10, 2007, October 10, 2007, November 9, 2007, December 7, 2007, January 4, 2008, January 14, 2008, February 4, 2008, February 29, 2008, March 28, 2008, April 25, 2008 and May 23, 2008, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 158 under the Securities Act of 1933 and Amendment No. 160 under the Investment  Company Act of 1940, filed on January 14, 2008, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 20th day of June, 2008.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	June 20, 2008
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	June 20, 2008
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	June 20, 2008
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	June 20, 2008
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	June 20, 2008
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	June 20, 2008
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	June 20, 2008
Donald S. Wilson

*By: /s/ Stuart M. Strauss		June 20, 2008
Stuart M. Strauss
Attorney-In-Fact